Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	19.00%	19.00%	19.00%
Profit before taxation	$ 15,391	$ 11,119	$ 18,167
Deduct: share of profit after tax of equity accounted units	(652)	(301)	(513)
Impairment after tax of investment in equity accounted unit	339	0	0
Parent companies' and subsidiaries' profit before tax	15,078	10,818	17,654
Prima facie tax payable at UK rate of 19% (2019: 19%; 2018: 19%)	2,865	2,055	3,354
Higher rate of taxation on Australian underlying earnings	1,779	1,495	1,106
Impact of items excluded in arriving at underlying earnings
– Impairment charges	44	340	0
– Net gains and losses on consolidation and disposal of interests in businesses	0	55	(251)
– Exchange and gains/losses on derivatives	260	(22)	32
– Losses from increases to closure estimates (non-operating and fully impaired sites)	(24)	0	30
– Gain relating to surplus land at Kitimat	0	0	(81)
– Other exclusions	0	38	0
Impact of changes in tax rates and laws	0	1	47
Other tax rates applicable outside the UK and Australia on underlying earnings	(80)	(110)	(47)
Resource depletion and other depreciation allowances	(34)	(57)	(46)
Recognition of previously recognised deferred tax assets	(182)	0	0
Write-down of previously recognised deferred tax assets	173	42	13
Amounts under/(over) provided in prior years	9	83	(108)
Other items	181	227	193
Total taxation charge	$ 4,991	$ 4,147	$ 4,242